Debt (Details Narrative)																									1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2020 USD ($)	Aug. 04, 2020 USD ($) shares	Jul. 29, 2020 USD ($) d / TradingDays $ / shares shares	Jul. 23, 2020 USD ($) shares	Jul. 14, 2020 USD ($) shares	May 28, 2020 USD ($) shares	May 19, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) d / TradingDays $ / shares shares	Feb. 21, 2020 USD ($)	Jan. 29, 2020 USD ($) shares	Jan. 24, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 23, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 04, 2019 USD ($) $ / shares shares	Nov. 18, 2019 USD ($)	Nov. 12, 2019 USD ($)	Aug. 26, 2019 USD ($) shares	Apr. 30, 2019	Jul. 31, 2019 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Apr. 30, 2019	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 06, 2019 USD ($) shares	Dec. 27, 2018 USD ($)
Proceeds from convertible notes payable																													$ 1,660,000	$ 1,111,111	$ 1,111,111
Beneficial conversion option																										$ 1,502,850	$ 136,480		2,292,865	309,780	387,280	167,500
Debt instrument, unamortized discount																										$ 501,941			501,941		595,088
Number of common stock issued, value																															2,039,303	5,315,176
Stock issued during period, incentive shares value																											253,000			394,125	738,300	801,000
Proceeds from notes																													1,739,852	1,670,000	$ 2,482,500	$ 718,559
Debt instrument, interest rate																															5.00%	5.00%
Payment of debt																													$ 33,762	$ 463,146	$ 581,496	$ 99,444
Common stock, shares, issued | shares																										11,893,291			11,893,291		8,015,756	5,654,830
Common stock, value, issued																										$ 11,893			$ 11,893		$ 8,016	$ 5,655
Line of credit																																		$ 1,000,000
Debt instrument term																													5 years	5 years	5 years	5 years
Interest expense																										1,004,626	349,172		$ 2,667,513	$ 875,036		$ 501,221
Interest expense, related party																										74,736	78,475		227,062	238,111	$ 1,298,168	$ 320,781
Maximum [Member]
Receivables sold											$ 1,250,000
Receivables borrowing, percentage											85.00%																	80.00%
Fee percentage of invoices financed											2.00%																	2.00%
Minimum [Member]
Fee percentage of invoices financed											1.00%													1.00%
12% Convertible Promissory Note [Member]
Debt instrument, face amount																							$ 560,000
Proceeds from convertible notes payable													$ 588,366
Number of shares of common stock | shares																							181,005
Debt instrument, maturity date																							Feb. 26, 2020
Debt instrument, unamortized discount																							$ 60,000
12% Convertible Promissory Note [Member] | Investor [Member]
Number of shares of common stock | shares													100,000
Senior Convertible Promissory Note [Member]
Debt instrument, face amount																																	$ 560,000
Debt instrument, unamortized discount																																	$ 60,000
Payment of debt														$ 588,366
Debt effective interest rate																																	2.00%
Common stock, shares, issued | shares																																	15,000
Common stock, value, issued																																	$ 74,100
Common Stock [Member]
Number of shares of common stock | shares																															1,175,000	1,312,520
Beneficial conversion option																										$ 763	$ 201		$ 1,202	$ 251	$ 286	$ 33
Beneficial conversion option, shares | shares																										763,266	201,005		1,202,666	251,004	286,005	33,500
Number of common stock issued, value																															$ 1,175	$ 1,313
Stock issued during the period, incentive shares | shares																											92,000			125,000	291,736	158,797
Stock issued during period, incentive shares value																											$ 92			$ 125	$ 292	$ 159
Common stock, shares, issued | shares																															8,015,756	5,654,930
Common Stock [Member] | 12% Convertible Promissory Note [Member]
Number of shares of common stock | shares													60,000
Greentree Financial Group, Inc [Member] | Investor [Member]
Warrants purchase | shares												550,000
Warrants description												Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020. The Company is subject to a $35,000 penalty on a monthly basis if a registration statement is not effective after 105 days from January 23, 2020.
Debt instrument, face amount		$ 740,000		$ 360,000
Debt instrument, maturity date												Oct. 23, 2020
Beneficial conversion option												$ 586,785
Beneficial conversion option, shares | shares												550,000
Debt instrument, unamortized discount												$ 296,891
Stock issued during the period, incentive shares | shares		370,000		320,000
Stock issued during period, incentive shares value		$ 1,394,900		$ 1,158,400
Interest				$ 131,889
Debt penalty												35,000
Greentree Financial Group, Inc [Member] | Warrant shares [Member] | Investor [Member]
Number of common stock issued, value												550,000
Greentree Financial Group, Inc [Member] | Origination and Advisory Shares [Member] | Investor [Member]
Debt instrument, unamortized discount												201,324
Number of common stock issued, value												$ 160,000
32 Entertainment LLC [Member] | Senior Secured Note [Member]
Warrants purchase | shares																				50,000
Warrants price | $ / shares																				$ 1.50
Warrants description																				The 32E Warrant also contains a conversion limitation provision, which prohibits 32E from exercising the 32E Warrant in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of common stock, provided that (i) such exercise limitation may be waived by 32E with 61 days prior notice, and (ii) 32E cannot waive the exercise limitation if conversion of the 32E Warrant would result in 32E having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of common stock.
Warrants expiration date																				Dec. 04, 2024
Debt instrument, face amount																				$ 250,000
Number of shares of common stock | shares																				10,000
Debt instrument, maturity date																				Dec. 04, 2020
Proceeds from notes																				$ 250,000
Debt instrument, description																				If the registration statement is not filed or declared effective within the timeframe set forth in the registration rights agreement, the Company was supposed to be obligated to pay to 32E a monthly amount equal to 1% of the total subscription amount paid by 32E until such failure is cured.
Debt discount rate																				20.00%
32 Entertainment LLC [Member] | Subordinate Secured Note [Member]
Debt instrument, face amount							$ 200,000
Debt instrument, maturity date							May 21, 2021
Debt instrument, interest rate							16.00%
Debt periodic payment, principal						$ 50,000
Debt periodic payment, interest						6,250
Debt periodic payment						$ 56,250
32 Entertainment LLC [Member] | Subordinate Secured Note [Member] | Restricted Stock Units [Member]
Number of shares of common stock | shares						40,000
Loan Agreement [Member]
Debt instrument, interest rate																			1.50%
Loans payable																			$ 400,000
Loan Agreement [Member] | Greentree Financial Group, Inc [Member]
Convertible notes payable															$ 1,100,000
Investor purchase percent															10.00%
Debt instrument, conversion price | $ / shares															$ 2.00
Debt instrument, face amount															$ 1,100,000
Loan Agreement [Member] | Greentree Financial Group, Inc [Member] | Subsequent Pricing Period [Member]
Warrants description															In the event that the average of the 15 lowest closing prices for the Company's common stock on NASDAQ or other primary trading market for the Company's common stock (the average of such lowest closing prices being herein referred to, the "True-up Price") during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the "Subsequent Pricing Period") is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company's common stock (the "True-up Shares") within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement.
Debt instrument, conversion price | $ / shares															$ 2.00
Loan Agreement [Member] | Greentree Financial Group, Inc [Member] | Warrant [Member]
Warrants purchase | shares															550,000
Warrants price | $ / shares															$ 0.001
Warrants description															The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. In the event that the average of the 15 lowest closing prices for the Company's common stock on NASDAQ or other primary trading market for the Company's common stock (the average of such lowest closing prices being herein referred to, the "True-up Price") during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the "Subsequent Pricing Period") is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company's common stock (the "True-up Shares") within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement. The warrant has an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023. If the closing price per share of the Common Stock reported on the day immediately preceding an exercise of the Warrant is greater than $2.00 per share, the Warrant may be exercised cashlessly, based on a cashless exercise formula. The Warrant reiterates the registration rights set forth in the Loan Agreement and the Note. The Warrant also contains a repurchase provision, which at any time after the Registration Statement is effective and the Common Stock has traded at a price over $3.00 share for 20 consecutive days, gives the Company a 30-day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share
Warrants expiration date															Jan. 23, 2023
Loan Agreement [Member] | Ed Roses, LLC [Member] | Sook Hyun Lee [Member]
Warrants expiration date																			Apr. 15, 2020
Debt instrument, interest rate																			15.00%
Loans payable																			$ 150,000
Common stock in reserve | shares																			75,000
Commitment fee																			$ 30,000
Loan Agreement [Member] | Edison Nation Inc. [Member] | Paycheck Protection Program [Member]
Debt instrument, maturity date									Apr. 15, 2022
Debt instrument, interest rate									1.00%
Proceeds from loan									$ 789,852
Securities Purchase Agreement [Member]
Number of shares of common stock | shares																									20,000
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares			$ 2.05							$ 2.05
Debt instrument, face amount			$ 224,000							$ 168,000
Number of shares of common stock | shares			14,266							10,700
Debt instrument, unamortized discount			$ 24,000							$ 18,000
Proceeds from notes			$ 200,000							$ 150,000
Debt instrument, description			The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%.							The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description			Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.							Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading days | d / TradingDays			20							20
Debt discount rate			20.00%
Securities Purchase Agreement [Member] | BHP Capital NY Inc [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares										$ 2.05
Debt instrument, face amount										$ 168,000
Number of shares of common stock | shares										10,700
Debt instrument, unamortized discount										$ 18,000
Proceeds from notes										$ 150,000
Debt instrument, description										The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description										Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading days | d / TradingDays										20
Debt discount rate										20.00%
Debt Conversion Agreement [Member]
Debt instrument, conversion price | $ / shares								$ 2.00
Debt instrument, face amount								$ 424,000
Share issued price per share | $ / shares								$ 2.08
Stock issued for restricted common stock | shares								212,000
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Warrants purchase | shares																		125,000
Warrants expiration date																		Jul. 10, 2020
Debt instrument, face amount																		$ 267,000
Debt instrument, unamortized discount																		17,000
Payment of debt																		250,000
Issuance of warrants purchase value																		$ 86,725
Incentive shares | shares																		33,000
Incentive shares, value																		$ 79,860
5% Promissory Note Agreement [Member] | Solit Note [Member]
Warrants purchase | shares																	50,000
Warrants expiration date																	Jul. 15, 2020
Debt instrument, face amount																	$ 107,000
Debt instrument, unamortized discount																	7,000
Payment of debt																	100,000
Issuance of warrants purchase value																	$ 31,755
Incentive shares | shares																	13,000
Incentive shares, value																	$ 30,420
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Warrants purchase | shares																25,000
Warrants expiration date																Jul. 17, 2020
Debt instrument, face amount																$ 53,500
Debt instrument, unamortized discount																3,500
Payment of debt																50,000
Issuance of warrants purchase value																$ 16,797
Incentive shares | shares																6,500
Incentive shares, value																$ 15,535
Note Agreement and Common Stock Purchase Warrant [Member] | Paul J. Solit and Julie B. Solit [Member]
Debt instrument, maturity date					Dec. 15, 2020
Debt instrument, unamortized discount					$ 14,000
Note Agreement and Common Stock Purchase Warrant [Member] | Richard O'Leary [Member]
Warrants expiration date					Jun. 30, 2021
Debt instrument, maturity date					Jan. 17, 2021
Debt instrument, unamortized discount					$ 7,000
Additional incentive shares | shares					6,500
Additional incentive shares, value					$ 24,570
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Paul J. Solit and Julie B. Solit [Member]
Additional incentive shares | shares					13,000
Additional incentive shares, value					$ 49,140
Note Agreement and Common Stock Purchase Warrant [Member] | Lender [Member] | Richard O'Leary [Member]
Additional incentive shares | shares					6,500
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member]
Number of shares of common stock | shares					33,000
Incentive shares, value					$ 124,740
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member] | Rawleigh H. Ralls IRA [Member]
Number of shares of common stock | shares					191,000
Debt instrument, maturity date					Jan. 10, 2021
Debt instrument, unamortized discount					$ 34,000
Incentive shares | shares					33,000
Additional incentive shares | shares					33,000
Number of warrants to purchase shares of common stock | shares					125,000
Note Agreement and Common Stock Purchase Warrant [Member] | Equity Trust Company [Member] | Lender [Member]
Additional incentive shares | shares					33,000
Purchase of Inventory and Repurchase Agreement [Member]
Debt instrument, maturity date	Dec. 10, 2020
Purchase of Inventory and Repurchase Agreement [Member] | Assignee [Member]
Debt instrument, description	The Company agreed to pay the Purchaser-Assignee 2% per month for extension periods commencing July 1, 2020 through December 10, 2020.
Commitment fee	$ 13,053
Finance receivables																										$ 128,077			$ 128,077
Financing Arrangement [Member]
Finance receivables																										463,843			463,843
Receivables Purchase Agreement [Member]
Receivables sold																					$ 337,500	$ 250,000
Proceeds from receivables																					$ 250,000	$ 200,000
Secured Line of Credit Agreement [Member]
Debt instrument, face amount																										$ 2,500,000			$ 2,500,000
Debt instrument, description																													In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Debt instrument, interest rate																										3.00%			3.00%
Line of credit																										$ 1,153,800			$ 1,153,800
Debt instrument term																													6 months